Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remaining three months of 2021	$ 54,139
2022	282,410	$ 200,157
2023	363,491	274,010
2024	399,423	317,339
2025	404,312	322,268
Thereafter	1,873,380
Total minimum future lease payments	$ 3,377,155	$ 2,527,872